BUSINESS COMBINATION (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 26,370,445	R$ 21,531,134	R$ 19,716,223
Carrying amount [member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	496,445
Trade receivables	141,266
Inventories	272,106
Recoverable taxes	229,940
Deferred taxes	982,547
Other assets	147,565
Property, plant and equipment	3,185,975
Intangíible assets	7,429
Total assets acquired	5,463,273
Trade payables	510,522
Lease liabilities	43,978
Taxes payable	50,527
Salaries and social charges	32,324
Other payables	139,830
Taxes in installments	148,249
Legal Contingencies	491,114
Total liabilities assumed	1,416,544
Net equity acquired	4,046,729
Property, plant and equipment	3,185,975
Mining rights	2,456
Softwares	4,973
Fair Value Adjustments [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	402,289
Intangíible assets	173,586
Total assets acquired	575,875
Net equity acquired	575,875
Property, plant and equipment	402,289
Mining rights	135,216
Trademarks	38,370
Total Fair Value [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	496,445
Trade receivables	141,266
Inventories	272,106
Recoverable taxes	229,940
Deferred taxes	982,547
Other assets	147,565
Property, plant and equipment	3,588,264
Intangíible assets	181,015
Total assets acquired	6,039,148
Trade payables	510,522
Lease liabilities	43,978
Taxes payable	50,527
Salaries and social charges	32,324
Other payables	139,830
Taxes in installments	148,249
Legal Contingencies	491,114
Total liabilities assumed	1,416,544
Net equity acquired	4,622,604
Property, plant and equipment	3,588,264
Mining rights	137,672
Trademarks	38,370
Softwares	R$ 4,973
Business Property Plant And Equipment 1 [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	The values of fixed assets were adjusted by the difference between the revalued value of fixed assets and their respective net book value, according to a technical evaluation carried out by an independent appraiser for the groups of assets represented by improvements constructions, vehicles, furniture and fixtures. The useful lives follow the terms disclosed in note 12.
Business Property Plant And Equipment 1 [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Valued using the "MARKET APPROACH" method, where the fair value of the asset is estimated by comparing it with similar or comparable assets that have been sold or listed for sale in the primary or secondary market.
Business Mining Rights [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation.
Business Trademarks [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	The brands were evaluated using the Royalty Relief method, which consists in projecting expected royalty payments and measuring them at present value.
Business Softwares [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	The Company's software has not been evaluated.
Carrying Amount One [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 3,193,404
Fair Value Adjustments One [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	575,875
Total Fair Value One [Member] | C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 3,769,279